Exploration and Evaluation Expenditures - Summary of Company's Exploration and Evaluation Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Exploration and evaluation expenditures	$ 3,763	$ 47,275	$ 36,113
Consulting and salaries [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Exploration and evaluation expenditures	2,405	10,840	7,395
Engineering [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Exploration and evaluation expenditures	782	27,928	23,009
Permitting and environmental [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Exploration and evaluation expenditures	268	3,285	2,391
Field supplies and other [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Exploration and evaluation expenditures	14	1,592	942
Depreciation [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Exploration and evaluation expenditures	196	1,520	658
Drilling and geological expenses [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Exploration and evaluation expenditures	$ 98	$ 2,110	$ 1,718